Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Inventory
Inventory

Note 3 – Inventory

As of September 30, 2025 and December 31, 2024, inventory consisted of the following:

	September 30,	December 31,
	2025	2024
Finished goods	$211,747	$50,469
Raw materials	255,570	274,188
	$467,317	$324,657

The Company did not impair any inventories as unsalable for the three and nine months ended September 30, 2025 and 2024.

Note 3 – Inventory

At December 31, 2024 and 2023, inventory consisted of the following:

	December 31,	December 31,
	2024	2023
Finished goods	$50,469	$14,950
Raw materials	274,188	215,247
	$324,657	$230,197

The Company did not write-off any inventories as unsalable for the years ended December 31, 2024 and 2023.